UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2014 to January 31, 2015

Item 1:                                                        Schedule of Investments

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (30.1%)
Building Materials (0.6%)
$500	Euramax International, Inc., Global Senior Secured Notes (Callable 03/02/15 @ 104.75)	(B-, Caa2)	04/01/16	9.500	$470,000
Cable & Satellite TV (1.2%)
400	Altice Financing S.A., Rule 144A, Secured Notes (Callable 02/15/18 @ 104.97)‡	(BB-, B1)	02/15/23	6.625	400,000
500	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	508,750
					908,750
Chemicals (2.3%)
1,000	Polymer Group, Inc., Global Senior Secured Notes (Callable 03/02/15 @ 103.88)	(B-, B2)	02/01/19	7.750	1,040,000
600	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)‡	(CCC+, Caa1)	06/01/19	6.875	575,250
52	Reichhold Industries, Inc., 9.000% Cash, 11.000% PIK, Rule 144A, Senior Secured Notes (Callable 03/02/15 @ 100.00)‡[1]	(NR, NR)	05/08/17	20.000	22,215
					1,637,465
Consumer/Commercial/Lease Financing (0.6%)
500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)‡	(CCC+, Caa2)	08/01/22	7.250	451,250
Electric - Generation (0.7%)
500	Dynegy Finance II, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 103.38)‡	(B+, B3)	11/01/19	6.750	514,375
Energy - Exploration & Production (2.8%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	945,000
500	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡[2]	(NR, NR)	03/28/19	7.500	385,000
750	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	727,500
					2,057,500
Gaming (1.2%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	867,496
Gas Distribution (2.3%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	947,500
750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	731,250
					1,678,750
Health Facility (0.7%)
500	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)‡	(B-, B3)	08/01/19	8.750	498,750
Hotels (1.3%)
1,000	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)‡€#	(CCC, Caa2)	10/15/19	7.571	920,597
Investments & Misc. Financial Services (1.1%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	825,295
Metals & Mining - Excluding Steel (3.8%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(CCC, Caa2)	04/01/21	7.000	359,375
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B-, B3)	10/01/18	10.000	172,200
500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	515,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$2,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B-, B3)	04/15/19	7.750	$1,410,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	330,000
					2,786,575
Oil Field Equipment & Services (3.0%)
500	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 104.69)‡	(B, B2)	05/01/22	6.250	377,500
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	660,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	566,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.31)‡	(B+, Ba3)	11/01/18	8.625	400,000
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, Caa1)	11/15/19	9.750	143,750
					2,147,250
Oil Refining & Marketing (3.4%)
1,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	955,000
1,250	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	1,281,250
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	245,000
					2,481,250
Real Estate Investment Trusts (0.7%)
500	Aviv Healthcare Capital Corp., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.00)	(BB, Ba3)	10/15/21	6.000	524,375
Software - Services (1.8%)
600	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, B2)	01/15/23	4.500	528,000
500	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 102.00)‡[1]	(CCC+, Caa2)	12/01/18	9.625	501,875
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)‡	(CCC+, Caa1)	04/01/22	8.750	277,500
					1,307,375
Support - Services (0.7%)
500	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	478,750
Telecom - Wireless (0.2%)
183	SBA Communications Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/17 @ 103.66)‡	(B, B3)	07/15/22	4.875	178,425
Theaters & Entertainment (1.7%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	729,300
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	490,625
					1,219,925
TOTAL CORPORATE BONDS (Cost $24,620,723)					21,954,153

BANK LOANS (47.1%)
Aerospace & Defense (0.7%)
101	Aveos Fleet Performance, Inc.#[k]	(CCC+, B3)	03/12/15	12.750	10,085
500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	01/25/21	8.250	485,625
					495,710

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Beverage (1.3%)
$1,000	The Winebow Group, Inc.#	(CCC+, Caa1)	12/31/21	8.500	$967,500
Building Materials (0.7%)
479	Panolam Industries International, Inc.#	(BB-, B2)	08/23/17	7.500	474,058
Chemicals (4.7%)
987	Albaugh LLC#	(BB-, B1)	05/31/21	6.000	970,063
480	Citadel Plastics Holdings, Inc.#	(B-, Caa1)	11/05/21	9.000	475,200
1,000	Colouroz Investment 2 LLC#	(B-, Caa1)	09/06/22	8.250	950,000
993	Peroxychem LLC#	(B+, B2)	02/28/20	7.500	992,500
					3,387,763
Diversified Capital Goods (2.5%)
540	Dynacast International LLC#	(B, Ba3)	01/12/22	4.750	538,650
750	Husky Injection Molding Systems Ltd.#	(CCC+, Caa1)	06/30/22	7.250	715,313
696	Revere Industries LLC#[k]	(CCC-, B3)	04/30/15	10.000	591,901
					1,845,864
Electric - Generation (0.5%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, NR)	10/10/17	4.661	376,002
Electronics (1.3%)
963	FIDJI Luxembourg (BC4) Sarl#	(BB-, B1)	12/24/20	6.250	960,695
Food - Wholesale (0.8%)
625	Allflex Holdings III, Inc.#	(B-, B2)	07/19/21	8.000	616,797
Gaming (2.3%)
1,000	Global Cash Access LLC#	(B+, B1)	12/18/20	6.250	986,250
741	ROC Finance LLC#	(BB-, B2)	06/20/19	5.000	692,484
					1,678,734
Health Facilities (3.3%)
493	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	465,425
2,000	Surgery Center Holdings, Inc.#	(CCC+, Caa2)	11/03/21	8.500	1,940,000
					2,405,425
Health Services (3.3%)
850	Creganna-Tactx Medical#	(CCC+, Caa1)	06/01/22	9.000	852,125
346	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	345,021
251	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	250,834
1,000	Valitas Health Services, Inc.#	(B-, B3)	06/02/17	6.000	975,000
					2,422,980
Insurance Brokerage (1.3%)
998	AssuredPartners Capital, Inc.#	(CCC+, Caa2)	04/02/22	7.750	965,081
Investments & Misc. Financial Services (2.7%)
488	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	468,000
1,000	Mergermarket U.S.A., Inc.#	(CCC+, Caa2)	02/04/22	7.500	937,500
604	Walter Investment Management Corp.#	(B+, B2)	12/19/20	4.750	530,586
					1,936,086
Machinery (1.9%)
410	Winoa S.A.€#[k]	(NR, NR)	01/24/19	4.001	459,318
137	Winoa S.A.€#^	(NR, NR)	01/30/19	4.001	152,720
785	WTG Holdings III Corp.#	(CCC+, NR)	01/15/22	8.500	772,244
					1,384,282
Media Content (1.5%)
1,000	DLG Acquisitions Ltd.€#	(B-, Caa2)	06/30/22	8.250	1,114,345
Oil Field Equipment & Services (1.0%)
1,000	Shelf Drilling Holdings Ltd.#	(B+, B1)	10/08/18	10.000	717,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Oil Refining & Marketing (1.2%)
$992	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	$903,106
Packaging (1.7%)
750	Charter NEX U.S Holdings, Inc.#	(B+, B1)	01/15/22	4.750	742,500
500	Clondalkin Acquisitions B.V.#	(CCC+, Caa2)	11/30/20	10.000	502,500
					1,245,000
Pharmaceuticals (0.7%)
498	DPx Holdings B.V.#	(B, B2)	03/11/21	4.250	486,306
Recreation & Travel (1.3%)
1,000	New York Wheel Owner LLC#[k]^	(NR, NR)	06/05/20	9.250	980,000
Software - Services (4.0%)
1,000	Flexera Software LLC#	(CCC+, Caa1)	04/02/21	8.000	940,000
1,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	950,000
993	MRI Software LLC#	(B+, B2)	01/29/21	5.250	987,538
					2,877,538
Support - Services (2.7%)
995	Institutional Shareholder Services, Inc.#	(B+, B2)	04/30/21	5.000	985,050
975	Long Term Care Group, Inc.#	(B, B3)	06/06/20	6.000	960,375
					1,945,425
Tech Hardware & Equipment (1.3%)
1,000	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	975,000
Telecom - Wireless (1.2%)
860	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/04/16	7.500	838,038
Transportation - Excluding Air/Rail (2.5%)
1,801	Fraikin OPCO€#[k]^	(CCC+, B2)	03/31/17	11.182	1,826,147
Transportation Infrastructure/Services (0.7%)
470	PODS Enterprises, Inc.#	(B+, B1)	01/08/22	4.250	471,568
TOTAL BANK LOANS (Cost $36,233,270)					34,296,950

ASSET BACKED SECURITIES (16.7%)
Collateralized Debt Obligations (16.7%)
900	ARES CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/12/23	6.031	871,511
1,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A‡#	(BB-, NR)	07/16/26	4.954	859,409
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡•	(NR, NR)	01/20/25	0.000	616,774
750	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(B, NR)	01/29/25	7.153	697,981
800	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.647	731,102
500	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	5.007	436,752
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(B, NR)	08/13/25	6.133	864,971
1,000	OCP CLO Ltd., 2014-6A, Rule 144A‡#	(B, NR)	07/17/26	5.855	820,588
1,000	Shackleton V CLO Ltd., 2014-5A, Rule 144A‡#	(BB-, NR)	05/07/26	4.582	835,457
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A‡#	(B, NR)	04/26/25	5.756	630,052
1,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, Ba3)	01/21/26	4.756	839,303
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, B2)	01/21/26	5.206	598,042
750	Sound Point CLO V Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	04/18/26	4.507	613,021
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A‡#	(NR, Ba2)	07/15/26	5.253	1,156,168
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A‡#	(NR, Ba3)	07/17/26	4.907	697,205
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	05/01/26	4.782	868,070
TOTAL ASSET BACKED SECURITIES (Cost $12,858,801)					12,136,406

Number of Shares

COMMON STOCK (0.3%)
Consumer Products (0.3%)
2,027	Natural Products Group* (Cost $297,984)	202,710

Number of Shares		Value
MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.	$61,532
2,300	Eaton Vance Floating-Rate Income Trust	31,832
TOTAL MUTUAL FUNDS (Cost $101,107)		93,364

Par (000)		Maturity	Rate%

SHORT-TERM INVESTMENT (2.3%)
$1,659	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,659,000)	02/02/15	0.010	1,659,000
TOTAL INVESTMENTS AT VALUE (96.6%) (Cost $75,770,885)				70,342,583
OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)				2,439,254
NET ASSETS (100.0%)				$72,781,837

INVESTMENT ABBREVIATIONS

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $22,021,009 or 30.3% of net assets.

[1]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[2]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

€	This security is denominated in Euro.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2015.
£	This security is denominated in British Pound.
[k]	Illiquid security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
•	Zero coupon security.
*	Non-income producing security.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	5,830,923	EUR	4,941,000	04/15/15	Morgan Stanley	(5,830,923)	$(5,579,170)	$251,753
USD	872,107	GBP	576,000	04/15/15	Morgan Stanley	(872,107)	(864,675)	7,432
								$259,185

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2015	(55)	$(7,198,125)	$(240,725)

Net unrealized appreciation (depreciation)					$(240,725)

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$21,954,153	$—	$21,954,153
Bank Loans	—	30,286,864	4,010,086	34,296,950
Asset Backed Securities	—	12,136,406	—	12,136,406
Common Stock	—	202,710	—	202,710
Mutual Funds	93,364	—	—	93,364
Short-term Investment	—	1,659,000	—	1,659,000
	$93,364	$66,239,133	$4,010,086	$70,342,583

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$259,185	$—	$259,185

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$240,725	$—	$—	$240,725

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts and futures.

The following is a reconciliation of investments as of January 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Total
Balance as of October 31, 2013	$4,286,562	$4,286,562
Accrued discounts (premiums)	43,753	43,753
Purchases	6,895	6,895
Sales	(11,490)	(11,490)
Realized gain (loss)	860	860
Change in unrealized appreciation (depreciation)	(316,494)	(316,494)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of January 31, 2015	$4,010,086	$4,010,086

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2015	$(279,971)	$(279,971)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 2 and Level 3 but there was $202,710 transferred out from Level 1 to Level 2 due to active broker prices no longer available. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (7.1%)
$6,000	Federal Farm Credit Banks (Cost $5,999,958) #	(AA+, Aaa)	02/27/15	0.178	$5,999,958
SHORT-TERM INVESTMENT (70.8%)
59,535	State Street Bank and Trust Co. Euro Time Deposit (Cost $59,535,000)		02/02/15	0.010	59,535,000
TOTAL INVESTMENTS AT VALUE (77.9%) (Cost $65,534,958)					65,534,958
OTHER ASSETS IN EXCESS OF LIABILITIES (22.1%)					18,634,997
NET ASSETS (100.0%)					$84,169,955

†                              Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                              Variable rate obligations — The interest rate is the rate as of January 31, 2015.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Index Contracts
Hang Seng Index Futures	HKD	Feb 2015	53	$8,385,762	$(117,965)
EURO Stoxx 50 Index Futures	EUR	Mar 2015	150	5,668,771	108,453
FTSE 100 Index Futures	GBP	Mar 2015	82	8,258,832	(106,255)
Nikkei 225 Index Futures OSE	JPY	Mar 2015	41	6,167,539	(100,365)
S&P 500 E Mini Index Futures	USD	Mar 2015	63	6,263,460	7,722
					$(208,410)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2015	270	34,055,421	$295,450
10YR U.S. Treasury Note Futures	USD	Mar 2015	78	10,208,250	305,557
German EURO Bund Futures	EUR	Mar 2015	119	21,403,781	853,065
Long Gilt Futures	GBP	Mar 2015	89	16,557,598	1,010,408
					$2,464,480
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2015	(204)	(15,834,480)	$984,227
CAD Currency Futures	USD	Mar 2015	(228)	(17,968,680)	1,742,830
EUR Currency Futures	USD	Mar 2015	(150)	(21,180,000)	2,118,950
GBP Currency Futures	USD	Mar 2015	(267)	(25,119,694)	1,025,676
JPY Currency Futures	USD	Mar 2015	(157)	(16,708,725)	(111,228)
					$5,760,455
Net unrealized appreciation (depreciation)					$8,016,525

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)

GBP	$2,426,182	02/23/15	Barclays Bank	10YR Long Gilt Futures	Fixed Rate	$262,964
USD	$18,546,196	02/24/15	Barclays Bank	10YR U.S. Treasury Futures	Fixed Rate	692,429
EUR	$3,951,696	03/03/15	Barclays Bank	EURO Bund Futures	Fixed Rate	217,164
USD	$7,338,616	02/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	304,940
USD	$7,275,862	02/18/15	Goldman Sachs	Fixed Rate	Bloomberg Industrial Metals Index	96,831
USD	$5,514,792	02/18/15	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	114,365
USD	$697,833	02/18/15	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	(8,587)
USD	$3,578,164	02/18/15	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	(74,320)
USD	$901,847	02/18/15	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	(15,929)
						$1,589,857

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$5,999,958	$—	$5,999,958
Short-term Investment	—	59,535,000	—	59,535,000
	$—	$65,534,958	$—	$65,534,958

Other Financial Instruments*
Futures Contracts	$8,452,338	$—	$—	$8,452,338
Swap Contracts	—	1,688,693	—	1,688,693

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$435,813	$—	$—	$435,813
Swap Contracts	—	98,836	—	98,836

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS (41.6%)
COMMON STOCK (31.7%)
BERMUDA (0.4%)
Insurance (0.4%)
Catlin Group, Ltd.	5,307	$55,501
CANADA (0.9%)
Household Durables (0.4%)
Brookfield Residential Properties, Inc. *	2,068	49,880
Oil, Gas & Consumable Fuels (0.5%)
Talisman Energy, Inc.	8,422	63,632
		113,512
FINLAND (0.3%)
Building Products (0.3%)
Sanitec Oyj *	3,577	40,955
FRANCE (2.0%)
Construction Materials (1.1%)
Lafarge S.A.	2,111	144,438
Hotels, Restaurants & Leisure (0.1%)
Club Mediterranee S.A. *	323	8,963
Real Estate Investment Trust (0.8%)
Klepierre	2,439	110,728
		264,129
GUERNSEY (0.7%)
Insurance (0.7%)
Friends Life Group Ltd.	15,752	93,926
IRELAND (1.4%)
Airlines (0.0%)
Aer Lingus Group PLC	1,966	4,741
Healthcare Equipment & Supplies (1.1%)
Medtronic PLC	2,073	147,984
Pharmaceuticals (0.3%)
Endo International PLC *	456	36,325
		189,050
LUXEMBOURG (0.6%)
Real Estate Management & Development (0.6%)
GAGFAH S.A. *	3,488	77,619
NETHERLANDS (0.8%)
Food Products (0.5%)
Nutreco N.V.	1,307	66,469
Healthcare Equipment & Supplies (0.3%)
Tornier N.V. *	1,812	43,796
		110,265
SINGAPORE (0.1%)
Semiconductor Equipment & Products (0.1%)
REC Solar ASA *	766	10,036
UNITED KINGDOM (1.9%)
Diversified Telecommunication Services (0.6%)
Jazztel PLC *	5,631	79,670
Healthcare Providers & Services (0.5%)
Synergy Health PLC	1,904	61,937
Healthcare Technology (0.0%)
Advanced Computer Software Group PLC	1,399	2,915
Hotels, Restaurants & Leisure (0.4%)
Spirit Pub Co. PLC	29,037	50,021
Semiconductor Equipment & Products (0.4%)
CSR PLC	4,378	55,933

	Number of Shares	Value
LONG POSITIONS
COMMON STOCK
UNITED KINGDOM		$250,476
UNITED STATES (22.6%)
Auto Components (1.1%)
TRW Automotive Holdings Corp. *	1,337	137,938
Banks (2.0%)
City National Corp.	640	55,489
Hudson City Bancorp, Inc.	15,948	143,053
Susquehanna Bancshares, Inc.	4,578	57,729
		256,271
Biotechnology (0.4%)
NPS Pharmaceuticals, Inc. *	1,170	53,656
Capital Markets (0.4%)
GFI Group, Inc.	10,101	56,667
Chemicals (1.2%)
Albemarle Corp.	771	37,209
Sigma-Aldrich Corp.	910	125,143
		162,352
Communications Equipment (0.4%)
Riverbed Technology, Inc. *	2,699	55,545
Electric Utilities (1.6%)
Cleco Corp.	1,341	72,897
Pepco Holdings, Inc.	5,166	141,807
		214,704
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	2,221	128,796
Dresser-Rand Group, Inc. *	1,190	95,295
		224,091
Food & Staples Retailing (0.3%)
The Pantry, Inc. *	938	34,612
Healthcare Equipment & Supplies (1.8%)
Alere, Inc. *	2,312	94,075
CareFusion Corp. *	1,867	110,713
Volcano Corp. *	1,734	31,160
		235,948
Healthcare Providers & Services (1.5%)
Covance, Inc. *	772	81,994
Gentiva Health Services, Inc. *	3,490	67,776
MWI Veterinary Supply, Inc. *	224	42,486
		192,256
Insurance (1.1%)
Protective Life Corp.	2,072	144,936
Internet Software & Services (0.3%)
Digital River, Inc. *	1,574	40,184
IT Consulting & Services (0.5%)
Sapient Corp. *	2,586	64,288
Media (1.5%)
Time Warner Cable, Inc.	1,427	194,258
Multi-utilities (1.1%)
Integrys Energy Group, Inc.	1,853	150,278
Multiline Retail (1.1%)
Family Dollar Stores, Inc.	1,896	144,286

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Real Estate Investment Trust (0.1%)
WP GLIMCHER, Inc.	1,016	$17,959
Semiconductor Equipment & Products (2.6%)
OmniVision Technologies, Inc. *	3,003	81,201
Qorvo, Inc. *	3,489	255,988
		337,189
Specialty Retail (0.6%)
PetSmart, Inc.	933	76,231
Tobacco (1.3%)
Lorillard, Inc.	2,663	174,720
		2,968,369
TOTAL COMMON STOCKS (Cost $4,112,092)		4,173,838
EXCHANGE TRADED FUND (0.9%)
UNITED STATES (0.9%)
Diversified Financial Services (0.9%)
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $117,844)	1,272	114,773
INVESTMENT COMPANY (9.0%)
UNITED STATES (9.0%)
Credit Suisse Managed Futures Strategy Fund, I Shares (Cost $965,183)•	96,850	1,185,446

	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)*^	400	52
TOTAL LONG POSITIONS (Cost $5,195,119)		5,474,109

	Par (000)
SHORT-TERM INVESTMENT (60.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/02/2015 (Cost $7,973,000)	$7,973	7,973,000
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (102.1%) (Cost $13,168,119)		13,447,109
TOTAL SECURITIES SOLD SHORT (-13.7%) (Proceeds $1,777,405)		(1,807,686)
OTHER ASSETS IN EXCESS OF LIABILITIES (11.6%)		1,530,058
NET ASSETS (100.0%)		$13,169,481

	Number of Shares
SHORT POSITIONS (-13.7%)
COMMON STOCKS (-13.7%)
CANADA (-0.2%)
Banks (-0.2%)
Royal Bank of Canada	(479)	(27,271)
FRANCE (-0.8%)
Real Estate Investment Trust (-0.8%)
Klepierre	(2,439)	(110,728)

	Number of Shares	Value
SHORT POSITIONS
COMMON STOCKS
GERMANY (-0.3%)
Real Estate Management & Development (-0.3%)
Deutsche Annington Immobilien SE	(1,248)	$(43,286)
IRELAND (-1.6%)
Healthcare Equipment & Supplies (-1.1%)
Medtronic PLC	(2,072)	(147,941)
Insurance (-0.2%)
XL Group PLC	(689)	(23,764)
Pharmaceuticals (-0.3%)
Endo International PLC *	(456)	(36,302)
		(208,007)
SWITZERLAND (-1.1%)
Construction Materials (-1.1%)
Holcim Ltd., Reg S *[1]	(2,111)	(147,289)
UNITED KINGDOM (-1.1%)
Hotels, Restaurants & Leisure (-0.4%)
Greene King PLC	(3,839)	(48,366)
Insurance (-0.7%)
Aviva PLC	(11,658)	(92,229)
		(140,595)
UNITED STATES (-8.6%)
Banks (-1.5%)
BB&T Corp.	(1,158)	(40,866)
M&T Bank Corp.	(1,340)	(151,634)
		(192,500)
Chemicals (-0.3%)
Albemarle Corp.	(771)	(37,208)
Energy Equipment & Services (-0.7%)
Halliburton Co.	(2,487)	(99,455)
Healthcare Equipment & Supplies (-0.9%)
Becton Dickinson and Co.	(145)	(20,022)
STERIS Corp.	(820)	(53,480)
Wright Medical Group, Inc. *	(1,758)	(42,913)
		(116,415)
Healthcare Providers & Services (-0.2%)
Laboratory Corp. of America Holdings *	(207)	(23,760)
Media (-1.7%)
Comcast Corp., Class A	(4,102)	(218,001)
Multi-utilities (-0.9%)
Wisconsin Energy Corp.	(2,090)	(116,559)
Real Estate Investment Trust (-0.1%)
WP GLIMCHER, Inc.	(1,016)	(17,963)
Semiconductor Equipment & Products (-1.9%)
Qorvo, Inc. *	(3,489)	(255,988)
Tobacco (-0.4%)
Reynolds American, Inc.	(775)	(52,661)
		(1,130,510)
TOTAL SHORT POSITIONS (Proceeds $1,777,405)		$(1,807,686)

*                                Non-income producing security.

•                                 Affiliated issuer.

^                                 Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

1                                  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	346,206	USD	283,254	02/20/15	JPMorgan Chase	$283,254	$269,312	$(13,942)
EUR	453,086	USD	521,139	02/20/15	JPMorgan Chase	521,139	511,359	(9,780)
GBP	2,727	USD	4,121	02/20/15	JPMorgan Chase	4,121	4,096	(25)
NZD	393,148	USD	304,669	02/20/15	JPMorgan Chase	304,669	284,869	(19,800)
USD	169,971	CAD	203,645	02/19/15	JPMorgan Chase	(169,971)	(160,569)	9,402
USD	719,320	CHF	613,181	02/20/15	JPMorgan Chase	(719,320)	(667,068)	52,252
USD	400,545	EUR	348,239	02/20/15	JPMorgan Chase	(400,545)	(393,028)	7,517
USD	132,000	CHF	118,821	02/20/15	JPMorgan Chase	(132,000)	(129,264)	2,736
USD	31,034	SEK	252,954	02/20/15	JPMorgan Chase	(31,034)	(30,582)	452
USD	2,269	NOK	17,301	02/20/15	JPMorgan Chase	(2,269)	(2,231)	38
USD	142,157	JPY	16,716,668	02/20/15	JPMorgan Chase	(142,157)	(142,336)	(179)
								$28,671

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$1,279,000	06/22/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	$(2,013)
USD	$46,166	10/16/15	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	(211)
USD	$694,284	11/18/15	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	(3,297)
USD	$448,000	03/20/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(1,136)
USD	$55,000	03/20/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(664)
USD	$412,000	03/20/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(1,594)
USD	$45,000	03/20/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(185)
USD	$237,000	06/22/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	1,889
USD	$60,736	08/18/15	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	(239)
USD	$28,000	03/20/15	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(353)
USD	$1,663,000	06/22/15	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(5,988)
USD	$513,716	02/16/16	JPMorgan Chase	Consumer Discretionary Select Sector Index	Fee Plus LIBOR	1,810
USD	$1,223,134	11/18/15	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	(33,437)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$724,807	11/18/15	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	$(15,343)
USD	$344,537	02/16/16	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	565
						$(60,196)

Credit Default Swap Contracts Bought

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Paid by the Fund	Credit Received at 01/31/2015	Market Value	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$204,000	12/20/19	Goldman Sachs	CDX North America High Yield Index	5.0%	—	$(11,436)	$13,403	$1,967
USD	$122,000	12/20/19	Goldman Sachs	CDX North America High Yield Index	5.0%	—	(6,839)	6,198	(641)
USD	$138,700	12/20/19	Societe Generale	CDX North America High Yield Index	5.0%	—	(7,775)	6,935	(840)
									$486

Option Contracts

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
3	S&P 500 Index, Strike @ $2,100	02/20/15	$2,091	$(345)	$1,746

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
3	S&P 500 Index, Strike @ $1,950	02/20/15	$8,991	$(8,745)	$246
4	S&P 500 Index, Strike @ $2,015	02/20/15	17,068	(18,420)	(1,352)
					$(1,106)
Net Unrealized Appreciation (Depreciation)					$640

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$3,384,621	$789,217	$—	$4,173,838
Exchange Traded Funds	114,773	—	—	114,773
Investment Companies	1,185,446	—	—	1,185,446
Rights	—	—	52	52
Short-term Investment	—	7,973,000	—	7,973,000
Securities Sold Short
Common Stocks	(1,476,516)	(331,170)	—	(1,807,686)
	$3,208,324	$8,431,047	$52	$11,639,423

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$72,397	$—	$72,397
Swap Contracts	—	6,231	—	6,231

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$43,726	$—	$43,726
Swap Contracts	—	65,941	—	65,941
Written Options	27,510	—	—	27,510

*                     Other financial instruments include unrealized appreciation (depreciation) on forwards, swaps, and written options, at value.

As of January 31, 2015, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015 there were no transfers in and out of Level 2 and Level 3, but there were $110,728 transferred out from Level 2 to Level 1, due to the availability of active broker prices. All transfers are assumed to occur at the end of the reporting period.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 9% of the Fund’s net assets. Investments in affiliated funds are valued at the affiliated fund’s net asset value per share (“NAV”) as of the report date. A summary of the Fund’s transactions with an affiliated Underlying Credit Suisse Fund during the quarter ended January 31, 2015 is as follows:

Issuer	Value of Affiliate at 10/31/2014	Purchases	Sales	Gain (loss)	Net realized gain distribution	Value of Affiliate at 1/31/2015
Credit Suisse Managed Futures Strategy Fund	$950,381	$228,567	$127,900	$579	$68,567	$1,185,446

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (82.1%)
Aerospace & Defense (0.8%)
$12,027	LM U.S. Corp. Acquisition, Inc.#	(B-, B2)	10/25/19	4.750	$11,916,519
1,400	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	01/25/21	8.250	1,359,750
					13,276,269
Air Transportation (0.6%)
10,078	United Airlines, Inc.#	(BB-, Ba2)	04/01/19	3.500	10,006,321
Auto Parts & Equipment (1.7%)
2,000	ABRA, Inc.#	(CCC+, Caa1)	09/19/22	8.250	2,005,000
8,109	Affinia Group Intermediate Holdings, Inc.#	(B, B2)	04/27/20	4.750	8,098,583
1,799	American Tire Distributors Holdings, Inc.#	(B, B2)	06/01/18	5.750	1,802,142
5,970	CS Intermediate Holdco 2 LLC#	(BB-, B1)	04/04/21	4.000	5,908,449
5,985	Gates Global, Inc.#	(B+, B2)	07/05/21	4.250	5,851,834
5,524	UCI International, Inc.#	(B, Ba3)	07/26/17	5.500	5,502,024
1,000	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	1,000,000
					30,168,032
Automakers (0.2%)
2,865	Chrysler Group LLC#	(BB+, Ba1)	05/24/17	3.500	2,858,719

Banking (0.4%)
7,368	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	7,335,949

Building Materials (2.4%)
11,826	ABC Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	11,560,213
4,554	Interline Brands, Inc.#	(B, B3)	03/17/21	4.000	4,434,854
12,258	Roofing Supply Group LLC#	(B, B3)	05/31/19	5.000	11,936,093
14,268	Wilsonart LLC#	(B+, B2)	10/31/19	4.000	14,018,132
					41,949,292
Cable & Satellite TV (1.0%)
1,995	Block Communications, Inc.#	(BB+, Ba1)	11/07/21	4.250	1,990,012
5,526	Cequel Communications LLC#	(BB, Ba2)	02/14/19	3.500	5,477,568
5,000	Numericable Group S.A.#€	(B+, Ba3)	05/21/20	4.500	5,665,413
2,500	Virgin Media Investment Holdings Ltd.#£	(BB-, Ba3)	06/30/23	4.250	3,735,471
					16,868,464
Chemicals (9.2%)
2,594	Allnex (Luxembourg) & Cy S.C.A.#	(B+, B1)	10/03/19	4.500	2,579,029
3,939	Allnex (Luxembourg) & Cy S.C.A.#€	(B+, B1)	10/04/19	4.750	4,456,233
1,346	Allnex U.S.A., Inc.#	(B+, B1)	10/03/19	4.500	1,338,134
14,142	Ascend Performance Materials LLC#	(B, B2)	04/10/18	6.750	12,232,883
16,939	Axalta Coating Systems U.S. Holding, Inc.#	(B+, B1)	02/01/20	3.750	16,627,595
13,699	Chromaflo Technologies Corp.#	(B, B2)	12/02/19	4.500	13,425,161
2,500	Chromaflo Technologies Corp.#	(B-, Caa2)	05/30/20	8.250	2,462,500
1,440	Citadel Plastics Holdings, Inc.#	(B-, Caa1)	11/05/21	9.000	1,425,600
4,000	Colouroz Investment 1 GmbH#	(B-, Caa1)	09/06/22	8.250	3,800,000
9,950	Gemini HDPE LLC#	(B+, Ba2)	08/07/21	4.750	9,844,328
12,398	Houghton International, Inc.#	(B+, B1)	12/20/19	4.000	12,227,684
13,308	Ineos U.S. Finance LLC#	(BB-, Ba3)	05/04/18	3.750	12,979,966
6,579	Minerals Technologies, Inc.#	(BB, Ba3)	05/07/21	4.000	6,540,629
8,264	Nexeo Solutions LLC#	(B, B2)	09/08/17	5.000	7,916,552
1,250	Oxbow Carbon LLC#	(BB-, B3)	01/17/20	8.000	1,103,131
3,950	OXEA Finance Sarl#€	(BB-, B2)	01/15/20	4.500	4,297,337
2,977	OXEA Finance LLC#	(BB-, B2)	01/15/20	4.250	2,843,405
7,962	Polymer Group, Inc.#	(B-, B2)	12/19/19	5.250	7,912,608
6,138	Ravago Holdings America, Inc.#	(BB-, B2)	12/20/20	5.500	6,134,627
4,048	Royal Adhesives and Sealants LLC#	(B, B1)	07/31/18	5.500	4,065,813
6,135	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	6,204,019
2,703	Sonneborn LLC#	(B, B1)	12/10/20	5.500	2,709,758
477	Sonneborn Refined Products B.V.#	(B, B1)	12/10/20	5.500	478,193
6,897	U.S. Silica Co.#	(BB, Ba3)	07/17/20	4.000	6,357,155
9,519	UTEX Industries, Inc.#	(B, B2)	05/22/21	5.000	8,757,548

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$1,459	Vantage Specialty Chemicals, Inc.#	(B, B2)	02/10/19	5.000	$1,444,230
					160,164,118
Discount Stores (0.7%)
12,590	Ollie’s Bargain Outlet, Inc.#	(B, B2)	09/27/19	4.750	12,432,469

Diversified Capital Goods (0.9%)
1,235	Douglas Dynamics Holdings, Inc.#	(BB-, B1)	12/31/21	5.250	1,236,386
12,299	Husky Injection Molding Systems Ltd.#	(B, B1)	06/30/21	4.250	12,093,957
2,500	Husky Injection Molding Systems Ltd.#	(CCC+, Caa1)	06/30/22	7.250	2,384,375
					15,714,718
Electric-Distribution/Transportation (1.1%)
3,500	Energy Future Intermediate Holding Co. LLC#	(BB, Ba3)	06/19/16	4.250	3,502,188
5,000	Gas Natural Fenosa Telecomunicaciones S.A.#€	(B, B2)	06/28/21	5.019	5,651,082
9,236	Generac Power Systems, Inc.#	(BB-, Ba3)	05/31/20	3.250	9,051,718
					18,204,988
Electronics (1.3%)
8,475	Avago Technologies Cayman Ltd.#	(BBB-, Ba1)	05/06/21	3.750	8,473,897
10,106	Freescale Semiconductor, Inc.#	(B, B1)	02/28/20	4.250	9,980,061
4,914	Presidio, Inc.#	(B+, B1)	03/31/17	6.250	4,901,308
					23,355,266
Energy - Exploration & Production (0.6%)
4,000	Chief Exploration & Development LLC#	(NR, NR)	05/12/21	7.500	3,526,660
8,203	EP Energy LLC#	(B+, Ba3)	05/24/18	3.500	7,670,117
					11,196,777
Environmental (0.2%)
3,420	Waste Industries U.S.A., Inc.#	(B+, B1)	03/17/17	4.000	3,406,779

Food & Drug Retailers (0.4%)
5,500	Albertson’s Holdings LLC#	(BB-, Ba3)	08/25/21	5.500	5,496,590
2,095	New Albertson’s, Inc.#	(B+, Ba3)	06/27/21	4.750	2,071,833
					7,568,423
Food - Wholesale (2.4%)
11,627	Allflex Holdings III, Inc.#	(B, B2)	07/17/20	4.250	11,530,651
2,100	Allflex Holdings III, Inc.#	(B-, B2)	07/19/21	8.000	2,072,437
13,204	Big Heart Pet Brands#	(B+, B1)	03/08/20	3.500	12,712,822
7,920	Del Monte Foods, Inc.#	(B, B2)	02/18/21	4.250	7,352,374
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,299,998
5,573	Dole Food Co., Inc.#	(B-, B2)	11/01/18	4.500	5,548,863
1,980	JBS U.S.A. Holdings, Inc.#	(BB, Ba2)	09/18/20	3.750	1,965,100
					42,482,245
Gaming (0.9%)
5,000	Aristocrat Leisure Ltd.#	(BB, Ba2)	10/20/21	4.750	4,932,300
5,000	CBAC Borrower LLC#	(B-, B3)	07/02/20	8.250	4,943,750
4,000	Global Cash Access LLC#	(B+, B1)	12/18/20	6.250	3,945,000
1,962	MGM Resorts International#	(BB, Ba2)	12/20/19	3.500	1,934,864
					15,755,914
Health Facilities (3.3%)
11,172	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	11,200,109
9,213	Drumm Investors LLC#	(B, B2)	05/04/18	6.750	9,276,571
10,871	Heartland Dental Care, Inc.#	(B, B1)	12/21/18	5.500	10,776,037
9,737	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	9,201,456
1,942	Surgical Care Affiliates, Inc.#	(B, B2)	12/29/17	4.255	1,927,425
11,353	Surgical Care Affiliates, Inc.#	(B, B2)	06/29/18	4.000	11,249,341
965	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	964,012

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Health Facilities
$2,456	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	4.750	$2,456,250
					57,051,201
Health Services (2.9%)
13,905	ABB Concise Optical Group LLC#	(B, B2)	02/06/19	4.502	13,705,121
2,500	Creganna-Tactx Medical#	(B, B1)	12/01/21	5.250	2,501,575
1,133	Creganna-Tactx Medical#	(CCC+, Caa1)	06/01/22	9.000	1,136,167
6,756	Emdeon Business Services LLC#	(B+, Ba3)	11/02/18	3.750	6,680,227
6,840	Faenza Acquisition GmbH#	(B, Ba3)	08/30/20	4.250	6,797,141
1,048	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	1,045,851
10,000	Surgery Center Holdings, Inc.#	(B, B1)	11/03/20	5.250	9,787,500
3,000	Surgery Center Holdings, Inc.#	(CCC+, Caa2)	11/03/21	8.500	2,910,000
6,138	Valitas Health Services, Inc.#	(B-, B3)	06/02/17	6.000	5,984,777
					50,548,359
Hotels (1.2%)
12,785	Hilton Worldwide Finance LLC#	(BB+, Ba3)	10/26/20	3.500	12,650,063
8,123	La Quinta Intermediate Holdings LLC#	(BB-, B1)	04/14/21	4.000	8,069,800
					20,719,863
Investments & Misc. Financial Services (2.2%)
10,984	Altisource Solutions Sarl#	(B+, B3)	12/09/20	4.500	8,320,181
10,351	Home Loan Servicing Solutions Ltd.#	(B+, B3)	06/26/20	4.500	9,678,510
2,042	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	1,960,008
11,827	Ocwen Financial Corp.#	(B+, B3)	02/15/18	5.000	11,061,493
6,948	VFH Parent LLC#	(NR, Ba3)	11/06/19	5.750	6,921,447
					37,941,639
Managed Care (0.7%)
12,907	Sedgwick Claims Management Services, Inc.#	(B, B1)	03/01/21	3.750	12,487,994

Media - Diversified (0.4%)
5,000	All3Media International#£	(B+, B2)	06/30/21	5.250	7,428,138

Media Content (3.3%)
1,750	DLG Acquisitions Ltd.#€	(B-, Caa2)	06/30/22	8.250	1,950,103
3,000	Inter Media Communication Srl#€	(BB, NR)	06/05/19	5.581	3,165,303
3,100	Media General, Inc.#	(BB+, Ba3)	07/31/20	4.250	3,088,375
5,095	Mission Broadcasting, Inc.#	(BB, Ba2)	10/01/20	3.750	5,047,533
5,778	Nexstar Broadcasting, Inc.#	(BB, Ba2)	10/01/20	3.750	5,723,983
15,676	Tribune Co.#	(BB+, Ba3)	12/27/20	4.000	15,504,517
14,475	TWCC Holding Corp.#	(B+, Ba3)	02/13/17	3.500	14,201,490
3,000	UPC Financing Partnership#€	(BB, Ba3)	03/31/21	3.771	3,383,879
5,130	Ziggo Financing Partnership#	(BB-, Ba3)	01/15/22	3.500	5,007,880
					57,073,063
Medical Products (0.4%)
1,878	Ikaria, Inc.#	(B-, B1)	02/12/21	5.000	1,874,317
5,000	Ikaria, Inc.#	(CCC, Caa1)	02/14/22	8.750	5,025,000
					6,899,317
Metals & Mining - Excluding Steel (2.3%)
522	CeramTec Acquisition Corp.#	(B, Ba3)	08/30/20	4.250	519,115
14,901	FMG Resources (August 2006) Pty. Ltd.#	(BBB, Baa3)	06/30/19	3.750	13,107,383
2,000	H.C. Starck GmbH#€	(NR, NR)	05/30/16	2.923	2,192,421
11,995	Noranda Aluminum Acquisition Corp.#	(B-, B2)	02/28/19	5.750	11,385,538
13,582	Novelis, Inc.#	(BB, Ba2)	03/10/17	3.750	13,486,793
					40,691,250
Oil Field Equipment & Services (1.7%)
10,859	BakerCorp International, Inc.#	(B, B2)	02/14/20	4.250	10,098,791
9,381	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	5.000	8,697,216
10,355	Pacific Drilling S.A.#	(B+, B1)	06/03/18	4.500	8,018,532

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Oil Field Equipment & Services
$3,500	Shelf Drilling Holdings Ltd.#	(B+, B1)	10/08/18	10.000	$2,511,250
					29,325,789
Oil Refining & Marketing (0.7%)
12,357	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	11,244,672

Packaging (2.2%)
4,701	Anchor Glass Container Corp.#	(BB, B3)	06/30/21	4.250	4,686,213
15,283	Berry Plastics Holding Corp.#	(BB-, Ba3)	02/08/20	3.500	14,998,537
625	Berry Plastics Holding Corp.#	(BB-, Ba3)	01/06/21	3.750	617,892
3,980	BWAY Holding Company, Inc.#	(B-, B2)	08/14/20	5.500	3,993,691
5,932	Clondalkin Acquisitions B.V.#	(B, B2)	05/31/20	4.500	5,917,499
2,000	Hilex Poly Co. LLC#	(CCC+, Caa1)	05/22/22	9.750	1,955,000
3,750	Hilex Poly Co. LLC#	(B, B1)	12/05/21	6.000	3,742,969
2,000	Reynolds Group Holdings, Inc.#	(B+, B1)	12/01/18	4.000	1,981,350
					37,893,151
Personal & Household Products (1.1%)
2,783	Calceus Acquisition, Inc.#	(B, B2)	01/31/20	5.000	2,674,975
4,801	NBTY, Inc.#	(B+, Ba3)	10/01/17	3.500	4,661,305
12,457	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	4.250	12,375,767
					19,712,047
Pharmaceuticals (3.4%)
5,531	Alvogen Pharma U.S., Inc.#	(B-, B3)	05/23/18	7.000	5,576,215
8,156	Amneal Pharmaceuticals LLC#	(B+, B1)	11/01/19	5.001	8,157,661
4,520	Capsugel Holdings U.S., Inc.#	(B+, Ba3)	08/01/18	3.500	4,490,231
10,368	DPx Holdings B.V.#	(B, B2)	03/11/21	4.250	10,134,622
16,039	Par Pharmaceutical Co., Inc.#	(B, B1)	09/30/19	4.000	15,811,655
14,145	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	12/11/19	3.500	14,065,578
					58,235,962
Printing & Publishing (0.7%)
9,991	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.505	10,013,136
2,406	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	2,424,898
					12,438,034
Property & Casualty Insurance (0.2%)
476	York Risk Services Holding Corp.#	(B, B1)	10/01/21	4.750	473,698
2,316	York Risk Services Holding Corp.#	(B, B1)	10/01/21	4.750	2,305,166
					2,778,864
Recreation & Travel (1.3%)
8,561	ClubCorp Club Operations, Inc.#	(B+, B1)	07/24/20	4.500	8,506,998
8,972	Great Wolf Resorts, Inc.#	(BB-, B3)	08/06/20	5.750	8,957,339
4,975	World Triathlon Corp.#	(B, B2)	06/26/21	5.250	4,937,688
					22,402,025
Software - Services (9.2%)
5,631	Applied Systems, Inc.#	(B+, B1)	01/25/21	4.250	5,597,495
2,397	Camp International Holding Co.#	(B-, B2)	05/31/19	4.750	2,398,271
1,000	Camp International Holding Co.#	(CCC, Caa2)	11/30/19	8.250	998,750
16,187	CCC Information Services, Inc.#	(B+, B1)	12/20/19	4.000	15,994,779
12,813	Deltek, Inc.#	(B, B1)	10/10/18	4.500	12,764,607
9,402	Duff & Phelps Investment Management Co.#	(B, B2)	04/23/20	4.500	9,301,724
6,018	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	4.000	6,008,302
10,213	Evertec Group LLC#	(BB-, B1)	04/17/20	3.500	9,998,604
4,190	First Data Corp.#	(BB-, B1)	03/24/21	4.168	4,149,633
7,939	First Data Corp.#	(BB-, B1)	03/24/18	3.668	7,804,576
3,000	Flexera Software LLC#	(CCC+, Caa1)	04/02/21	8.000	2,820,000
2,343	Flexera Software LLC#	(B, B1)	04/02/20	4.500	2,307,434
7,715	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	02/08/20	4.000	7,581,995
7,673	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	11/13/20	4.500	7,614,956

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software - Services
$10,633	Infor (U.S.), Inc.#	(B+, Ba3)	06/03/20	3.750	$10,380,696
2,755	ION Trading Technologies Sarl#€	(B, B2)	06/10/21	4.500	3,122,440
11,358	Landslide Holdings, Inc.#	(B, B1)	02/25/20	5.000	11,187,553
2,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	1,900,000
2,000	MA FinanceCo. LLC#	(BB-, B1)	11/20/21	5.250	1,937,500
2,000	MSC.Software Corp.#	(CCC, Caa1)	06/01/21	8.500	1,970,000
10,808	Pinnacle Holdco Sarl#	(B+, B1)	07/30/19	4.750	9,870,896
3,500	Sybil Software LLC#	(B+, B1)	03/20/20	4.750	3,494,890
8,207	U.S. FT Holdco, Inc.#	(B+, B1)	11/30/17	4.500	8,207,056
12,243	Wall Street Systems Delaware, Inc.#	(B, B3)	04/30/21	4.500	12,105,348
					159,517,505
Specialty Retail (4.8%)
14,608	Academy Ltd.#	(B, B1)	08/03/18	4.500	14,508,725
16,768	BJ’s Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	16,536,353
2,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	2,459,375
5,669	Burlington Coat Factory Warehouse Corp.#	(B+, B1)	08/13/21	4.250	5,629,881
6,823	Choo Luxury Holdings Ltd.#	(NR, NR)	06/28/18	3.355	6,550,077
14,945	General Nutrition Centers, Inc.#	(BBB-, B1)	03/04/19	3.250	14,581,145
15,742	Leslie’s Poolmart, Inc.#	(B, B2)	10/16/19	4.250	15,372,635
7,334	Michaels Stores, Inc.#	(B+, Ba3)	01/28/20	3.750	7,211,854
					82,850,045
Steel Producers/Products (1.0%)
2,992	Atkore International, Inc.#	(B+, B3)	04/09/21	4.500	2,949,464
4,000	Atkore International, Inc.#	(CCC+, Caa2)	10/09/21	7.750	3,920,000
10,479	JMC Steel Group, Inc.#	(BB-, B2)	04/01/17	4.750	10,295,865
					17,165,329
Support - Services (4.1%)
15,268	Brand Energy & Infrastructure Services, Inc.#	(B, B1)	11/26/20	4.750	14,450,539
1,442	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,438,562
3,000	Neff Rental LLC#	(B-, Caa1)	06/09/21	7.250	2,947,500
11,067	ON Assignment, Inc.#	(BB+, Ba2)	04/30/20	3.500	10,961,043
2,974	RedTop Luxembourg Sarl#	(B, Ba3)	12/03/20	4.500	2,953,277
3,928	RedTop Luxembourg Sarl#	(CCC+, B3)	06/03/21	8.250	3,937,607
7,917	Sabre, Inc.#	(B+, Ba3)	02/19/19	4.500	7,890,736
10,439	Sungard Availability Services Capital, Inc.#	(B+, Ba3)	03/31/19	6.000	8,872,874
5,390	The Hertz Corp.#	(BB, Ba1)	03/11/18	4.000	5,372,051
12,525	U.S. Foods, Inc.#	(B-, B2)	03/31/19	4.500	12,498,873
484	U.S. Security Holdings, Inc.#	(B, B2)	07/28/17	6.250	480,128
					71,803,190
Tech Hardware & Equipment (2.0%)
9,757	Avaya, Inc.#	(B, B1)	10/26/17	4.668	9,343,130
5,794	Avaya, Inc.#	(B, B1)	03/30/18	6.500	5,671,269
4,826	Dell, Inc.#	(BBB, Ba2)	04/29/20	4.500	4,836,365
14,108	Omnitracs, Inc.#	(B, B1)	11/25/20	4.750	13,931,208
1,750	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	1,706,250
					35,488,222
Telecom - Integrated/Services (2.8%)
5,003	Eircom Finco Sarl#€	(B, B3)	09/30/19	4.582	5,417,830
4,218	Intelsat Jackson Holdings S.A.#	(BB, Ba3)	06/30/19	3.750	4,175,662
8,870	LTS Buyer LLC#	(B, B1)	04/13/20	4.000	8,705,843
3,000	LTS Buyer LLC#	(CCC+, Caa1)	04/12/21	8.000	2,952,000
1,935	Windstream Corp.#	(BB+, Ba2)	08/08/19	3.500	1,926,727
6,741	XO Communications LLC#	(BB-, B2)	03/17/21	4.250	6,687,533
19,208	Zayo Group LLC#	(B, B1)	07/02/19	4.000	19,047,171
					48,912,766
Telecom - Wireless (0.1%)
1,719	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/04/16	7.500	1,676,076

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Theaters & Entertainment (4.3%)
$4,868	AMC Entertainment, Inc.#	(BB-, Ba2)	04/30/20	3.500	$4,819,699
2,000	CKX, Inc.#	(B+, B2)	06/21/17	9.000	1,450,000
10,406	EMI Music Publishing Ltd.#	(BB-, Ba3)	06/29/18	3.750	10,327,107
16,504	Live Nation Entertainment, Inc.#	(BB, Ba2)	08/17/20	3.500	16,307,905
8,500	Metro-Goldwyn-Mayer, Inc.#	(B+, Ba3)	06/26/20	5.125	8,446,875
16,154	Tech Finance & Co. S.C.A.#	(B+, B2)	07/10/20	5.500	16,170,560
2,555	Village Roadshow Films (BVI) Ltd.#	(NR, Baa1)	11/21/17	5.750	2,543,847
5,475	William Morris Endeavor Entertainment LLC#	(B, B1)	05/06/21	5.250	5,356,351
9,875	WMG Acquisition Corp.#	(B+, B1)	07/01/20	3.750	9,574,652
					74,996,996
Transport Infrastructure/Services (0.3%)
2,480	PODS Enterprises, Inc.#	(B+, B1)	01/08/22	5.250	2,488,271
1,800	PODS Enterprises, Inc.#	(CCC+, Caa1)	01/08/23	9.250	1,812,006
					4,300,277
Transportation - Excluding Air/Rail (0.7%)
12,453	Navios Partners Finance (U.S.), Inc.#	(BB, Ba3)	06/27/18	5.250	12,343,735
TOTAL BANK LOANS (Cost $1,468,044,328)					1,426,670,252

CORPORATE BONDS (8.7%)
Advertising (0.1%)
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	589,375
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,450,750
					2,040,125
Auto Parts & Equipment (0.2%)
3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.31)§	(CCC, Caa1)	02/15/19	8.625	3,006,250
Building Materials (0.5%)
6,000	Euramax International, Inc., Global Senior Secured Notes (Callable 03/02/15 @ 104.75)§	(B-, Caa2)	04/01/16	9.500	5,640,000
2,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)§	(B-, Caa1)	01/15/19	7.250	2,100,000
850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(BB-, B1)	04/01/19	7.625	888,250
					8,628,250
Cable & Satellite TV (0.5%)
1,200	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)‡	(BB-, B1)	02/15/23	6.625	1,200,000
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	1,022,500
6,430	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(B+, B1)	02/01/20	7.250	6,558,600
					8,781,100
Chemicals (0.1%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, B1)	10/15/19	6.375	2,037,500
Consumer/Commercial/Lease Financing (0.2%)
3,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)§‡	(CCC+, Caa2)	08/01/22	7.250	2,707,500
Diversified Capital Goods (0.3%)
5,250	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	5,595,450

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Generation (0.2%)
$2,750	Dynegy Finance II, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 103.38)‡	(B+, B3)	11/01/19	6.750	$2,829,062
Energy - Exploration & Production (0.6%)
4,500	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.13)§	(B-, Caa2)	02/15/18	8.250	2,981,250
5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	4,587,500
2,991	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)§	(B+, B2)	03/15/22	6.875	2,768,544
					10,337,294
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.•^[k]	(NR, NR)	10/23/19	0.000	750
Gaming (0.0%)
189	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 03/02/15 @ 100.00)‡	(B-, Caa1)	11/15/19	7.250	188,527
Gas Distribution (0.5%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,514,825
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)§	(B, B1)	02/15/21	5.750	710,625
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	6,093,750
					9,319,200
Hotels (0.3%)
4,000	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 04/15/15 @ 101.00)#€‡	(B-, B3)	04/15/19	4.821	4,072,121
1,500	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)#€‡	(CCC, Caa2)	10/15/19	7.571	1,380,895
					5,453,016
Investments & Misc. Financial Services (0.6%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)£‡	(B+, B2)	08/01/20	8.375	3,036,843
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)£‡	(B+, B2)	10/01/19	10.375	825,295
5,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)§‡	(B, B1)	04/01/20	7.375	5,047,245
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	1,633,500
					10,542,883
Metals & Mining - Excluding Steel (0.7%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,217,500
7,500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	7,725,000
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,320,000
					12,262,500
Oil Field Equipment & Services (0.9%)
5,100	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 104.69)‡	(B, B2)	05/01/22	6.250	3,850,500
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	3,727,350
1,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	875,000
8,583	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.31)§‡	(B+, Ba3)	11/01/18	8.625	6,866,400
					15,319,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Refining & Marketing (0.6%)
$6,522	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	$6,228,510
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)§	(BB+, Ba3)	02/15/20	8.250	4,100,000
					10,328,510
Packaging (0.4%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 101.00)#€‡	(B, B2)	03/31/20	5.082	2,098,918
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	4,533,575
					6,632,493
Pharmaceuticals (0.0%)
87	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ 105.00)‡[1]	(CCC, Caa2)	08/15/18	22.000	84,608
63	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 105.00)‡	(CCC, Caa3)	08/15/18	11.000	57,960
					142,568
Restaurants (0.1%)
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes£‡[2]	(B+, Baa3)	10/15/26	7.274	639,224
1,125	Punch Taverns Finance PLC, Series A, Secured Notes£	(NR, Baa2)	10/15/26	7.274	1,926,188
					2,565,412
Software - Services (0.3%)
2,900	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	3,052,250
4,000	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)§‡	(CCC+, Caa1)	04/01/22	8.750	2,220,000
					5,272,250
Specialty Retail (0.4%)
1,765	Express Finance Corp., Global Company Guaranteed Notes (Callable 03/01/15 @ 102.19)	(BB, B1)	03/01/18	8.750	1,821,127
275	IT Holding Finance S.A., Company Guaranteed Notes€[k]ø	(NR, NR)	11/15/25	9.875	3,057
5,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	5,225,000
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)€‡	(CCC, Caa1)	04/15/19	9.875	451,380
					7,500,564
Telecom - Integrated/Services (0.6%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡•^[k]ø	(NR, NR)	01/15/15	0.000	—
5,699	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	6,119,301
2,000	Numericable-SFR, Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 103.66)‡	(B+, Ba3)	05/15/19	4.875	2,007,500
2,000	Numericable-SFR, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	2,048,300
					10,175,101
Theaters & Entertainment (0.6%)
4,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,080,000
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,722,130
4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)§‡	(B+, B1)	01/15/21	6.000	4,192,430
					9,994,560
TOTAL CORPORATE BONDS (Cost $165,649,363)					151,660,115

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (4.9%)
Collateralized Debt Obligations (4.9%)
$3,400	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BB-, NR)	09/20/23	6.247	$3,337,440
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	10/25/25	4.756	2,525,175
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A#‡	(BBB, NR)	05/01/26	3.327	3,071,100
1,000	ALM V Ltd., 2012-5A, Rule 144A#‡	(NR, Ba2)	02/13/23	5.733	963,244
3,000	ALM VII Ltd., 2012-7A, Rule 144A#‡	(BB, NR)	10/19/24	5.257	2,797,683
2,500	ARES CLO Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	10/12/23	6.031	2,420,865
3,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A#‡	(BB-, NR)	07/16/26	4.954	2,578,227
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	02/01/23	6.255	2,609,904
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	01/22/25	5.307	2,277,640
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	07/15/25	4.853	1,792,884
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/20/26	4.757	1,715,060
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BB-, NR)	01/29/25	6.253	961,174
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(B, NR)	01/29/25	7.153	2,093,942
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	10/24/25	5.006	1,329,168
2,000	CIFC Funding Ltd., 2014-2A, Rule 144A#‡	(NR, Ba3)	05/24/26	4.833	1,747,106
3,000	CIFC Funding Ltd., 2014-3A, Rule 144A#‡	(NR, Ba3)	07/22/26	5.007	2,649,942
3,000	Galaxy XVII CLO Ltd., 2014-17A, Rule 144A#‡	(BB, NR)	07/15/26	4.893	2,626,893
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/22/26	5.357	2,703,369
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/15/23	5.732	1,312,525
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	12/20/24	5.647	1,370,816
4,500	Jamestown CLO III Ltd., 2013-3A, Rule 144A#‡	(BB-, NR)	01/15/26	4.852	3,822,282
1,850	KVK CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	07/15/23	6.503	1,784,225
2,300	KVK CLO Ltd., 2013-1A, Rule 144A#‡	(BB, NR)	04/14/25	5.753	2,104,514
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A#‡	(BB, NR)	07/25/23	6.506	1,716,671
1,000	Ocean Trails CLO II, 2007-2X, Reg S#[2]	(BBB-, Ba2)	06/27/22	2.604	958,291
1,750	OCP CLO Ltd., 2014-6A, Rule 144A#‡	(B, NR)	07/17/26	5.855	1,436,029
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(BB-, NR)	01/15/24	5.503	2,770,530
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(B, NR)	01/15/24	6.753	3,596,736
1,750	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A#‡[k]	(NR, Ba3)	11/14/26	6.834	1,731,293
2,000	OZLM Funding V Ltd., 2013-5A, Rule 144A#‡	(BB, NR)	01/17/26	4.978	1,744,554
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	10/20/23	3.757	2,368,132
3,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/14/23	6.433	2,864,481
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A#‡	(BB-, NR)	05/07/26	4.582	2,088,643
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A#‡	(B, NR)	04/26/25	5.756	1,680,138
4,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A#‡	(NR, Ba3)	01/21/26	4.756	3,357,212
3,250	Sound Point CLO V Ltd., 2014-1A, Rule 144A#‡	(NR, Ba3)	04/18/26	4.507	2,656,426
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/26/26	4.756	1,267,515
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	02/28/24	5.536	1,518,979
750	Voya CLO Ltd., 2014-3A, Rule 144A#‡	(NR, Ba3)	07/25/26	5.256	660,842
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A#‡	(BB-, NR)	11/24/25	4.955	1,977,811
TOTAL ASSET BACKED SECURITIES (Cost $88,406,811)					84,989,461

Number of Shares

COMMON STOCK (0.0%)
Building & Construction (0.0%)
6,800	Ashton Woods U.S.A. LLC, Class B^[k]*				88,876
Chemicals (0.0%)
9,785	Huntsman Corp. [k]				214,879
Gaming (0.0%)
10,150	Majestic Holdco LLC^[k]*				4,314
Printing & Publishing (0.0%)
708	F & W Media, Inc.[k]*				49,539
TOTAL COMMON STOCK (Cost $93,165)					357,608

SHORT-TERM INVESTMENTS (5.1%)
28,918,930	State Street Navigator Prime Portfolio, 0.17%§§				28,918,930

Par (000)		Maturity	Rate%

$59,365	State Street Bank and Trust Co. Euro Time Deposit	02/02/15	0.010		59,365,000

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $88,283,930)	$88,283,930
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $1,810,477,597)	1,751,961,366
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)	(13,525,971)
NET ASSETS (100.0%)	$1,738,435,395

INVESTMENT ABBREVIATIONS

NR = Not Rated

†                                         Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                                         Variable rate obligations — The interest rate is the rate as of January 31, 2015.

€                                         This security is denominated in Euros.

£                                         This security is denominated in British Pounds.

§                                         Security or portion thereof is out on loan.

‡                                         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2015, these securities amounted to a value of $153,860,328 or 8.9% of net assets.

•                                          Zero coupon security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

k                                           Illiquid security.

1                                           PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

2                                           REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ø                                         Bond is currently in default.

*                                         Non-income producing security.

§§                                  Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at January 31, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	2,357,200	EUR	2,000,000	04/15/15	Morgan Stanley	$(2,357,200)	$(2,258,316)	$98,884
USD	50,243,183	EUR	42,575,000	04/15/15	Morgan Stanley	(50,243,183)	(48,073,908)	2,169,275
USD	27,173,104	GBP	17,947,000	04/15/15	Morgan Stanley	(27,173,104)	(26,941,535)	231,569
								$2,499,728

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,425,220,252	$1,450,000	$1,426,670,252
Corporate Bonds	—	151,659,365	750	151,660,115
Asset Backed Securities	—	83,258,168	1,731,293	84,989,461
Common Stocks	214,879	49,539	93,190	357,608
Short-term Investments	—	88,283,930	—	88,283,930
	$214,879	$1,748,471,254	$3,275,233	$1,751,961,366
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,499,728	$—	$2,499,728

*        Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2014	$—	$750	$1,733,585	$100,061	$1,834,396
Accrued discounts (premiums)	—	—	343		343
Purchases	—	—	—		—
Sales	—	—	—		—
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)	—	—	(2,635)	(6,871)	(9,506)
Transfers into Level 3	1,450,000	—	—		1,450,000
Transfers out of Level 3	—	—	—		—
Balance as of January 31, 2015	$1,450,000	$750	$1,731,293	$93,190	$3,275,233

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2015	$—	$—	$(2,635)	$(6,871)	$(9,506)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015 there were no transfers in and out of Level 1 and Level 2, but there were $1,450,000  transferred out from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

January 31, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCK (89.4%)
BRAZIL (8.4%)
Beverages (1.0%)
Ambev S.A., ADR	40,600	$267,148
Commercial Banks (1.6%)
Banco do Brasil S.A.	53,900	414,863
Diversified Consumer Services (1.5%)
Kroton Educacional S.A.	83,600	383,086
Household Durables (1.4%)
Cyrela Brazil Realty S.A.	43,900	176,797
MRV Engenharia e Participacoes S.A.	67,500	174,582
		351,379
Insurance (0.7%)
Porto Seguro S.A.	19,300	194,523
IT Services (1.5%)
Cielo S.A.	25,900	385,696
Metals & Mining (0.7%)
Vale S.A., ADR	27,800	195,434
		2,192,129
CHILE (1.5%)
Electric Utilities (1.5%)
Enersis S.A., ADR	25,500	388,875
CHINA (17.5%)
Commercial Banks (5.6%)
Agricultural Bank of China Ltd., Series H	742,200	363,331
Bank of China Ltd., Series H	783,600	436,384
China CITIC Bank Corp. Ltd., Series H	564,000	417,739
Chongqing Rural Commercial Bank Co. Ltd., Series H	407,700	250,047
		1,467,501
Construction Materials (1.8%)
China National Building Material Co. Ltd., Series H	486,400	468,776
Health Care Providers & Services (0.6%)
Jintian Pharmaceutical Group Ltd.	469,000	146,849
Independent Power Producers & Energy Traders (2.6%)
Huaneng Power International, Inc., Series H	479,900	667,958
Internet Software & Services (3.0%)
Baidu, Inc., ADR *	1,200	261,504
Sohu.com, Inc. *	3,600	202,104
Tencent Holdings Ltd.	19,500	328,604
		792,212
Metals & Mining (0.6%)
China Hongqiao Group Ltd.	242,000	154,293
Oil, Gas & Consumable Fuels (1.9%)
China Petroleum & Chemical Corp., Series H	371,900	295,181
CNOOC Ltd.	145,200	193,013
		488,194
Real Estate Management & Development (0.6%)
Country Garden Holdings Co. Ltd.	411,000	163,743
Semiconductors & Semiconductor Equipment (0.8%)
JA Solar Holdings Co. Ltd., ADR *	26,300	210,400
		4,559,926
COLOMBIA (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Ecopetrol S.A., ADR	18,700	304,810

	Number of Shares	Value
COMMON STOCK
HONG KONG (8.2%)
Capital Markets (1.2%)
Sun Hung Kai & Co. Ltd.	348,400	$312,340
Chemicals (1.8%)
Huabao International Holdings Ltd.	372,600	293,561
Yingde Gases Group Co. Ltd.	250,500	168,767
		462,328
Communications Equipment (0.6%)
China Fiber Optic Network System Group Ltd.	631,000	153,586
Construction & Engineering (0.6%)
China Singyes Solar Technologies Holdings Ltd. *	115,800	161,801
Construction Materials (0.6%)
China Resources Cement Holdings Ltd.	278,200	165,431
Industrial Conglomerates (0.6%)
Jardine Strategic Holdings Ltd.	4,700	163,982
Real Estate Management & Development (0.8%)
Shimao Property Holdings Ltd.	95,100	200,076
Wireless Telecommunication Services (2.0%)
China Mobile Ltd.	39,900	520,917
		2,140,461
INDIA (3.5%)
Automobiles (2.7%)
Tata Motors Ltd., ADR	14,000	690,480
Thrifts & Mortgage Finance (0.8%)
Indiabulls Housing Finance Ltd., GDR	23,000	218,109
		908,589
INDONESIA (1.1%)
Food Products (1.1%)
Indofood Sukses Makmur Tbk PT	496,500	295,130
ISRAEL (1.7%)
Pharmaceuticals (1.7%)
Taro Pharmaceutical Industries Ltd. *	2,700	449,550
JAPAN (0.8%)
Household Products (0.8%)
Pigeon Corp.	3,200	199,743
PANAMA (0.9%)
Commercial Banks (0.9%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	8,500	236,895
RUSSIA (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Gazprom OAO, ADR	31,800	133,401
Lukoil OAO, ADR	8,100	327,402
		460,803
SINGAPORE (2.5%)
Commercial Banks (1.2%)
DBS Group Holdings Ltd.	21,000	306,104
Industrial Conglomerates (1.3%)
Sembcorp Industries Ltd.	109,200	347,172
		653,276
SOUTH AFRICA (3.0%)
Food & Staples Retailing (0.7%)
The SPAR Group Ltd.	12,177	192,321

	Number of Shares	Value
COMMON STOCK
SOUTH AFRICA
Paper & Forest Products (0.6%)
Sappi Ltd. *	40,500	$166,484
Specialty Retail (1.7%)
Mr Price Group Ltd.	7,200	163,276
The Foschini Group Ltd.	18,800	269,871
		433,147
		791,952
SOUTH KOREA (11.6%)
Automobiles (2.3%)
Hyundai Motor Co.	1,400	215,157
Kia Motors Corp.	9,100	380,308
		595,465
Biotechnology (0.7%)
Medy-Tox, Inc.	500	168,005
Diversified Telecommunication Services (1.4%)
KT Corp.	13,300	362,115
Electronic Equipment, Instruments & Components (2.5%)
LG Display Co. Ltd.	12,700	417,298
LG Innotek Co. Ltd.	2,700	239,299
		656,597
Household Durables (1.1%)
Hanssem Co. Ltd.	2,100	294,718
Insurance (0.7%)
Hyundai Marine & Fire Insurance Co. Ltd.	7,300	173,727
Personal Products (1.1%)
Amorepacific Corp.	115	277,151
Semiconductors & Semiconductor Equipment (1.1%)
Samsung Electronics Co. Ltd.	230	285,522
Software (0.7%)
Com2uSCorp *	1,200	193,490
		3,006,790
TAIWAN (12.3%)
Commercial Banks (0.7%)
King’s Town Bank Co. Ltd.	182,000	192,078
Computers & Peripherals (3.5%)
Asustek Computer, Inc.	40,200	420,155
Catcher Technology Co. Ltd.	21,100	184,510
Pegatron Corp.	112,300	298,615
		903,280
Electronic Equipment, Instruments & Components (3.6%)
Hon Hai Precision Industry Co. Ltd.	272,960	749,000
Largan Precision Co. Ltd.	2,100	174,631
		923,631
Personal Products (0.5%)
Grape King Bio Ltd.	33,600	137,977
Semiconductors & Semiconductor Equipment (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	235,000	1,033,443
		3,190,409
THAILAND (6.5%)
Chemicals (1.5%)
PTT Global Chemical PCL	224,900	388,232
Commercial Banks (3.4%)
Bangkok Bank PCL, NVDR	72,900	423,794

	Number of Shares	Value
COMMON STOCK
THAILAND
Commercial Banks
Krung Thai Bank PCL, NVDR	667,000	$461,760
		885,554
Food Products (0.7%)
Thai Union Frozen Products PCL	277,700	184,964
Oil, Gas & Consumable Fuels (0.9%)
PTT PCL	20,800	219,884
		1,678,634
TURKEY (5.3%)
Construction & Engineering (0.8%)
Tekfen Holding AS *	83,000	194,944
Diversified Telecommunication Services (2.0%)
Turk Telekomunikasyon AS	172,000	516,105
Oil, Gas & Consumable Fuels (1.2%)
Tupras Turkiye Petrol Rafinerileri AS	14,800	321,712
Real Estate Investment Trusts (1.3%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	262,500	343,786
		1,376,547
UNITED ARAB EMIRATES (0.6%)
Commercial Banks (0.6%)
Abu Dhabi Commercial Bank PJSC	79,000	148,622
UNITED KINGDOM (1.0%)
Insurance (1.0%)
Old Mutual PLC	82,000	255,099
TOTAL COMMON STOCK (Cost $23,470,198)		23,238,240
PREFERRED STOCK (1.8%)
BRAZIL (1.8%)
Commercial Banks (1.8%)
Itau Unibanco Holding S.A.	38,400	471,081
TOTAL PREFERRED STOCKS (Cost $507,978)		471,081
EXCHANGE TRADED FUNDS (7.0%)
FRANCE (3.2%)
Lyxor ETF MSCI India *	46,550	820,771
LUXEMBOURG (3.3%)
db x-trackers CNX Nifty UCITS ETF *	5,825	848,012
UNITED STATES (0.5%)
iShares MSCI Emerging Markets ETF	3,700	144,374
TOTAL EXCHANGE TRADED FUNDS (Cost $1,465,551)		1,813,157

	Par (000)
SHORT-TERM INVESTMENT (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/02/2015 (Cost $589,000)	$589	589,000

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $26,032,727)		26,111,478

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(127,258)

NET ASSETS (100.0%)		$25,984,220

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

*              Non-income producing security.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$4,679,192	$18,559,048	$—	$23,238,240
Preferred Stocks	—	471,081	—	471,081
Exchange Traded Funds	1,813,157	—	—	1,813,157
Short-term Investments	—	589,000	—	589,000
	$6,492,349	$19,619,129	$—	$26,111,478

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Volaris US Strategies Fund

Schedule of Investments

January 31, 2015 (unaudited)

Number of Contracts		Value

OPTIONS PURCHASED (6.3%)
Call Purchased Options (1.5%)
8	S&P 500 Index, Strike @ $1,925, expires 02/27/15	$69,400
21	S&P 500 Index, Strike @ $2,000, expires 02/20/15	62,055
14	S&P 500 Index, Strike @ $2,005, expires 02/13/15	32,550
7	S&P 500 Index, Strike @ $2,030, expires 02/20/15	10,640
3	S&P 500 Index, Strike @ $2,040, expires 02/20/15	3,480
2	S&P 500 Index, Strike @ $2,045, expires 01/30/15	15
134	S&P 500 Index, Strike @ $2,045, expires 02/20/15	134,000
5	S&P 500 Index, Strike @ $2,050, expires 02/06/15	1,075
1	S&P 500 Index, Strike @ $2,050, expires 02/20/15	850
1	S&P 500 Index, Strike @ $2,050, expires 03/20/15	2,165
15	S&P 500 Index, Strike @ $2,055, expires 02/06/15	2,400
3	S&P 500 Index, Strike @ $2,055, expires 02/13/15	1,500
3	S&P 500 Index, Strike @ $2,055, expires 02/20/15	2,160
3	S&P 500 Index, Strike @ $2,055, expires 02/27/15	3,240
4	S&P 500 Index, Strike @ $2,055, expires 03/06/15	5,600
11	S&P 500 Index, Strike @ $2,060, expires 02/20/15	6,710
1	S&P 500 Index, Strike @ $2,060, expires 02/27/15	940
7	S&P 500 Index, Strike @ $2,060, expires 03/20/15	12,530
5	S&P 500 Index, Strike @ $2,060, expires 04/17/15	13,925
21	S&P 500 Index, Strike @ $2,070, expires 01/30/15	—
16	S&P 500 Index, Strike @ $2,075, expires 02/06/15	560
3	S&P 500 Index, Strike @ $2,075, expires 03/20/15	3,960
7	S&P 500 Index, Strike @ $2,080, expires 02/06/15	175
4	S&P 500 Index, Strike @ $2,085, expires 01/30/15	—
11	S&P 500 Index, Strike @ $2,090, expires 02/06/15	110
4	S&P 500 Index, Strike @ $2,090, expires 03/20/15	3,720
73	S&P 500 Index, Strike @ $2,105, expires 02/20/15	6,935
73	S&P 500 Index, Strike @ $2,125, expires 02/27/15	6,570
72	S&P 500 Index, Strike @ $2,145, expires 03/06/15	6,480
99	S&P 500 Index, Strike @ $2,150, expires 03/06/15	7,920
100	S&P 500 Index, Strike @ $2,155, expires 02/27/15	3,500
49	S&P 500 Index, Strike @ $2,160, expires 03/20/15	6,615
127	S&P 500 Index, Strike @ $2,240, expires 02/20/15	953
127	S&P 500 Index, Strike @ $2,260, expires 03/20/15	1,905
124	S&P 500 Index, Strike @ $2,280, expires 04/17/15	3,100

		417,738

Put Purchased Options (4.8%)
100	S&P 500 Index, Strike @ $1,665, expires 02/27/15	21,000
99	S&P 500 Index, Strike @ $1,685, expires 02/20/15	12,375
104	S&P 500 Index, Strike @ $1,700, expires 02/20/15	14,560
104	S&P 500 Index, Strike @ $1,700, expires 03/20/15	72,800
102	S&P 500 Index, Strike @ $1,720, expires 04/17/15	147,900
99	S&P 500 Index, Strike @ $1,725, expires 02/13/15	9,900
99	S&P 500 Index, Strike @ $1,765, expires 03/06/15	66,330
71	S&P 500 Index, Strike @ $1,815, expires 02/27/15	52,540
71	S&P 500 Index, Strike @ $1,825, expires 02/20/15	34,790
14	S&P 500 Index, Strike @ $1,965, expires 02/13/15	30,030
28	S&P 500 Index, Strike @ $1,980, expires 02/20/15	86,660
19	S&P 500 Index, Strike @ $1,990, expires 01/30/15	142
22	S&P 500 Index, Strike @ $1,990, expires 03/20/15	117,590
6	S&P 500 Index, Strike @ $1,995, expires 02/06/15	13,830
2	S&P 500 Index, Strike @ $1,995, expires 02/27/15	8,530
25	S&P 500 Index, Strike @ $2,000, expires 02/27/15	112,125
2	S&P 500 Index, Strike @ $2,000, expires 03/20/15	11,510
4	S&P 500 Index, Strike @ $2,005, expires 02/20/15	16,460
17	S&P 500 Index, Strike @ $2,015, expires 02/06/15	56,695
12	S&P 500 Index, Strike @ $2,015, expires 02/13/15	49,980
2	S&P 500 Index, Strike @ $2,015, expires 03/06/15	11,310
31	S&P 500 Index, Strike @ $2,020, expires 02/06/15	112,995
25	S&P 500 Index, Strike @ $2,025, expires 03/06/15	154,125
3	S&P 500 Index, Strike @ $2,030, expires 02/06/15	12,945
2	S&P 500 Index, Strike @ $2,040, expires 02/13/15	11,410
4	S&P 500 Index, Strike @ $2,040, expires 03/06/15	28,060
7	S&P 500 Index, Strike @ $2,045, expires 02/06/15	38,395

Number of Contracts		Value

OPTIONS PURCHASED
Put Purchased Options
9	S&P 500 Index, Strike @ $2,070, expires 02/20/15	$75,105

		1,380,092

TOTAL OPTIONS PURCHASED (Cost $3,196,173)		1,797,830

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%

UNITED STATES AGENCY OBLIGATIONS (88.7%)
$5,081	United States Treasury Bills^^^	(AA+, Aaa)	03/19/15	0.047	5,080,692
6,325	United States Treasury Bills^^^	(AA+, Aaa)	04/02/15	0.037	6,324,605
6,599	United States Treasury Bills	(AA+, Aaa)	05/07/15	0.057	6,598,663
7,095	United States Treasury Bills^^^	(AA+, Aaa)	06/25/15	0.075	7,094,368

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $25,096,165)					25,098,328

SHORT-TERM INVESTMENT (13.9%)

3,932	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,932,000)		02/02/15	0.010	3,932,000

TOTAL INVESTMENTS AT VALUE (108.9%) (Cost $32,224,338)					30,828,158

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.9%)					(2,519,078)

NET ASSETS (100.0%)					$28,309,080

†                                         Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors  Service, Inc. (Moody’s) are unaudited.

^^^                              At January 31, 2015, this security has been pledged, in whole or in part, as collateral for open written options.

Option Contracts

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
3	S&P 500 Index, Strike @ $2,000	01/30/15	$11,736	$(22)	$11,714
5	S&P 500 Index, Strike @ $2,035	01/30/15	22,847	(38)	22,809
6	S&P 500 Index, Strike @ $1,995	02/06/15	25,340	(12,690)	12,650
17	S&P 500 Index, Strike @ $2,015	02/06/15	67,579	(19,380)	48,199
31	S&P 500 Index, Strike @ $2,020	02/06/15	148,269	(29,450)	118,819
3	S&P 500 Index, Strike @ $2,030	02/06/15	9,877	(1,890)	7,987
7	S&P 500 Index, Strike @ $2,045	02/06/15	33,874	(2,030)	31,844
14	S&P 500 Index, Strike @ $1,965	02/13/15	89,389	(67,410)	21,979
12	S&P 500 Index, Strike @ $2,015	02/13/15	54,471	(21,960)	32,511
2	S&P 500 Index, Strike @ $2,040	02/13/15	4,808	(1,760)	3,048
28	S&P 500 Index, Strike @ $1,980	02/20/15	172,616	(116,340)	56,276
4	S&P 500 Index, Strike @ $2,005	02/20/15	13,917	(10,740)	3,177
9	S&P 500 Index, Strike @ $2,070	02/20/15	43,485	(3,690)	39,795
2	S&P 500 Index, Strike @ $1,995	02/27/15	8,518	(7,550)	968
25	S&P 500 Index, Strike @ $2,000	02/27/15	131,139	(87,125)	44,014
2	S&P 500 Index, Strike @ $2,015	03/06/15	8,158	(6,170)	1,988
25	S&P 500 Index, Strike @ $2,025	03/06/15	99,120	(64,875)	34,245
4	S&P 500 Index, Strike @ $2,040	03/06/15	20,001	(7,800)	12,201
22	S&P 500 Index, Strike @ $1,990	03/20/15	132,482	(114,070)	18,412
2	S&P 500 Index, Strike @ $2,000	03/20/15	10,488	(9,190)	1,298
46	S&P 500 Index, Strike @ $2,120	03/20/15	120,633	(19,320)	101,313
45	S&P 500 Index, Strike @ $2,130	04/17/15	132,540	(35,550)	96,990
					$722,237

Option Contracts

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
5	S&P 500 Index, Strike @ $2,050	02/06/15	$10,246	$(29,525)	$(19,279)
15	S&P 500 Index, Strike @ $2,055	02/06/15	68,783	(95,175)	(26,392)
16	S&P 500 Index, Strike @ $2,075	02/06/15	69,008	(131,600)	(62,592)
7	S&P 500 Index, Strike @ $2,080	02/06/15	28,147	(61,005)	(32,858)
11	S&P 500 Index, Strike @ $2,090	02/06/15	36,967	(106,755)	(69,788)
99	S&P 500 Index, Strike @ $1,900	02/13/15	291,500	(85,140)	206,360
14	S&P 500 Index, Strike @ $2,005	02/13/15	83,074	(51,170)	31,904
3	S&P 500 Index, Strike @ $2,055	02/13/15	7,318	(20,475)	(13,157)
99	S&P 500 Index, Strike @ $1,880	02/20/15	289,093	(95,040)	194,053
21	S&P 500 Index, Strike @ $2,000	02/20/15	131,349	(81,585)	49,764
7	S&P 500 Index, Strike @ $2,030	02/20/15	26,859	(38,185)	(11,326)
3	S&P 500 Index, Strike @ $2,040	02/20/15	17,689	(18,255)	(566)
134	S&P 500 Index, Strike @ $2,045	02/20/15	557,451	(860,950)	(303,499)
1	S&P 500 Index, Strike @ $2,050	02/20/15	3,386	(6,785)	(3,399)
3	S&P 500 Index, Strike @ $2,055	02/20/15	9,340	(21,465)	(12,125)
11	S&P 500 Index, Strike @ $2,060	02/20/15	38,501	(82,885)	(44,384)
100	S&P 500 Index, Strike @ $1,900	02/27/15	242,899	(171,000)	71,899
8	S&P 500 Index, Strike @ $1,925	02/27/15	63,930	(17,400)	46,530
3	S&P 500 Index, Strike @ $2,055	02/27/15	13,686	(22,725)	(9,039)
1	S&P 500 Index, Strike @ $2,060	02/27/15	3,634	(7,935)	(4,301)
99	S&P 500 Index, Strike @ $1,950	03/06/15	189,058	(320,265)	(131,207)
4	S&P 500 Index, Strike @ $2,055	03/06/15	16,097	(31,860)	(15,763)
46	S&P 500 Index, Strike @ $1,950	03/20/15	163,828	(184,230)	(20,402)
1	S&P 500 Index, Strike @ $2,050	03/20/15	6,504	(8,325)	(1,821)
7	S&P 500 Index, Strike @ $2,060	03/20/15	33,538	(62,615)	(29,077)
3	S&P 500 Index, Strike @ $2,075	03/20/15	17,530	(29,925)	(12,395)
4	S&P 500 Index, Strike @ $2,090	03/20/15	21,995	(44,340)	(22,345)
45	S&P 500 Index, Strike @ $1,970	04/17/15	194,437	(267,075)	(72,638)
5	S&P 500 Index, Strike @ $2,060	04/17/15	34,866	(50,475)	(15,609)
					$(333,452)
Net Unrealized Appreciation (Depreciation)					$388,785

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments,

Interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Options Purchased	$1,797,830	$—	$—	$1,797,830
United States Agency Obligations	—	25,098,328	—	25,098,328
Short-term Investment	—	3,932,000	—	3,932,000

	$1,797,830	$29,030,328	$—	$30,828,158

Liabilities	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Written Options	$3,643,215	$—	$—	$3,643,215

*                Other financial instruments include written options, at value.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 23, 2015